SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting
    The accompanying financial statements have been prepared on the accrual basis of accounting, in accordance with accounting principles generally accepted in the United States of America ("GAAP").
Use of Estimates
    The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
    The Plan’s investments are all stated at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
    Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The net appreciation (depreciation) in fair value of investments includes both realized gains (losses) and unrealized appreciation (depreciation).
Notes Receivable from Participants
    Notes receivable from participants are measured at their unpaid principal balance plus any accrued interest. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan document. The financial statements include the delinquent loan balances until specifically written off. Form 5500 reflects the delinquent loans as distributions. See Note 6 for a reconciliation of the Plan's financial statements to Form 5500.
Administrative Expenses and Investment Provider Fees
    Plan administration fees charged to the Plan for investments in mutual funds, separate accounts and CTs are paid by participants via a quarterly administrative fee. Investment provider fees are paid from the assets of the plan and allocated to each participant based on the participant's choice of investments.
Payment of Benefits
Benefit payments to participants are recorded upon distribution.